Other Assets and Liabilities (Details of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Other assets:
Receivables from brokers, dealers and customers for securities transactions		¥ 4,469,286	¥ 3,049,874
Other		468,344	557,842
Collateral pledged for derivative transactions		988,881	1,549,483
Margins provided for futures contracts		183,747	466,531
Other		890,350	1,006,849
Prepaid pension cost		768,998	762,147
Right-of-use assets	[1]	549,668	570,171
Security deposits		83,343	91,766
Loans held for sale		228,995	156,639
Other	[2]	1,069,348	775,940
Total		9,700,960	8,987,242
Other liabilities:
Payables to brokers, dealers and customers for securities transactions		1,799,116	1,406,965
Other		527,493	494,538
Guaranteed trust principal	[3]	817,448	810,776
Lease liabilities	[1]	¥ 571,087	¥ 593,339
Operating Lease, Liability, Statement of Financial Position [Extensible List]		Total	Total
Collateral accepted for derivative transactions		¥ 1,008,083	¥ 1,075,591
Margins accepted for futures contracts		81,925	327,883
Unearned income		112,077	113,181
Other		1,399,466	1,437,949
Total		¥ 6,316,695	¥ 6,260,222

[1]	Right-of-use assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.
[2]	As of March 31, 2023, the MHFG Group included premises and equipment classified as held for sale in Other.
[3]	Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 23 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.